Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	WISCONSIN CAPITAL FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0001395397
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2016
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016